Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Statement Of Stockholders Equity [Abstract]
Warrant liabilities related to stock issued in private offering	$ 112,349
Closing costs related to stock issued in private offering	$ 431,450